Oppenheimer Capital Income Fund           Oppenheimer Limited-Term Government
                                          Fund
Oppenheimer Convertible Securities Fund   Oppenheimer Main Street Small Cap Fund
Oppenheimer Core Bond Fund                Oppenheimer Quest International Value
                                          Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Quest Value Fund, Inc.
Oppenheimer Dividend Growth Fund          Oppenheimer Principal Protected Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Principal Protected Fund
                                          II
Oppenheimer Emerging Technologies Fund    Oppenheimer Principal Protected Fund
                                          III
Oppenheimer Enterprise Fund               Oppenheimer Real Estate Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Small- & Mid- Cap Value
                                          Fund
Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
Oppenheimer International Diversified     Oppenheimer Variable Account Funds
Fund
Oppenheimer International Growth Fund     Panorama Series Fund, Inc.
Oppenheimer International Small Company   Portfolio Series
Fund
Oppenheimer International Value Fund

                 Prospectus Supplement dated October 12, 2006

This supplement amends the Prospectus of each of the above-referenced Funds
(each a "Fund" and together the "Funds") and is in addition to any existing supplements.

For each of the Funds, effective October 12, 2006 the Prospectus section titled "About the Fund's Investments - Other Investment Strategies" is
amended by adding the following paragraph immediately preceding the section titled "Temporary Defensive and Interim Investments":

Investments in Oppenheimer Institutional Money Market Fund. The Fund
     can invest its free cash balances in the Class E shares of
     Oppenheimer Institutional Money Market Fund, to seek current income while preserving liquidity. The Oppenheimer Institutional
     Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment
     Company Act of 1940, as amended. It invests in a variety of short-term, high-quality, dollar-denominated money market
     instruments issued by the U.S. government, domestic and foreign corporations and financial institutions, and other entities. As a shareholder, the Fund will be subject to its proportional share of the Oppenheimer Institutional Money Market Fund's Class E
     expenses, including its advisory fee. However, the Manager will waive a portion of the Fund's advisory fee to the extent of the
     Fund's share of the advisory fee paid by the Oppenheimer
     Institutional Money Market Fund.

October 12, 2006                                              PS0000.024